AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 15, 2011

       FILE NO.  002-86082
       FILE NO.  811-03833-01

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933  [X]

Post-Effective Amendment No.  62

AND

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

Amendment No.  63

MAINSTAY VP FUNDS TRUST
(exact name of registrant as specified in charter)

51 MADISON AVENUE, NEW YORK, NEW YORK 10010
(address of principal executive office)

REGISTRANT'S TELEPHONE NUMBER: (212) 576-7000

J. Kevin Gao, Esq. MainStay VP Funds Trust 169 Lackawanna Avenue Parsippany, NJ 07054	Copy to:	Sander M. Bieber, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(NAME AND ADDRESS OF AGENT FOR SERVICE)
It is proposed that this filing will become effective

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on January 13, 2012, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on ________, pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on ________, 2011 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Post-Effective Amendment No. 62 to the Registration Statement of MainStay VP Funds Trust (“Registrant”) on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933 (“1933 Act”), solely for the purpose of delaying, until January 13, 2012, the effectiveness of the registration statement for the MainStay VP DFA DuPont Capital Emerging Markets Equity Portfolio, MainStay VP Eagle Small Cap Growth Portfolio, MainStay VP Van Eck Global Hard Assets Portfolio, MainStay VP Janus Balanced Portfolio, MainStay VP MFS Utilities Portfolio, MainStay VP T. Rowe Price Equity Income Portfolio, and MainStay VP PIMCO Real Return Portfolio, filed in Post-Effective Amendment No. 58 on July 7, 2011, pursuant to paragraph (a)(2) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 62 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 58. This Post-Effective Amendment No. 62 does not affect the currently effective Prospectus and Statement of Additional Information for the other series and classes of the Registrant’s shares not contained in Post-Effective Amendment No. 58.

Part C. Other Information

Item 28.  EXHIBITS

a.         Declaration of Trust

1.	Certificate of Trust dated December 15, 2010 – Previously filed with Post-Effective Amendment No. 55 filed on April 14, 2011*
2.	Declaration of Trust dated December 15, 2010 – Previously filed with Post-Effective Amendment No. 55 filed on April 14, 2011*

b.         By-Laws

1.	By-Laws of the Registrant dated December 15, 2010 – Previously filed with Post-Effective Amendment No. 55 filed on April 14, 2011*

c.         Instruments Defining Rights of Security Holders

1.	See the Declaration of Trust and the By-Laws (see above)

d.         Investment Advisory Contracts

1.	Management Agreement between the Registrant and New York Life Investment Management LLC dated April 29, 2011 – Previously filed with Post-Effective Amendment No. 56 on April 29, 2011
2.
Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and Epoch Investment Partners, Inc. dated April 29, 2011 – Previously filed with Post-Effective Amendment No. 56 on April 29, 2011

3.	Subadvisory Agreement between New York Life Investment Management LLC and Institutional Capital LLC dated April 29, 2011 – Previously filed with Post-Effective Amendment No. 56 on April 29, 2011
4.	Subadvisory Agreement between New York Life Investment Management LLC and MacKay Shields LLC dated April 29, 2011 – Previously filed with Post-Effective Amendment No. 56 on April 29, 2011
5.	Subadvisory Agreement between New York Life Investment Management LLC and Madison Square Investors LLC dated April 29, 2011 – Previously filed with Post-Effective Amendment No. 56 on April 29, 2011
6.
Subadvisory Agreement between New York Life Investment Management LLC and Winslow Capital Management, Inc. dated April 29, 2011 – Previously filed with Post-Effective Amendment No. 56 on April 29, 2011

7.	Subadvisory Agreement between New York Life Investment Management LLC and Dimensional Fund Advisors LP - To be filed by amendment
8.	Subadvisory Agreement between New York Life Investment Management LLC and DuPont Capital Management Corporation - To be filed by amendment
9.	Subadvisory Agreement between New York Life Investment Management LLC and Eagle Asset Management, Inc. - To be filed by amendment
10.	Subadvisory Agreement between New York Life Investment Management LLC and Janus Capital Management LLC - To be filed by amendment
11.	Subadvisory Agreement between New York Life Investment Management LLC and Massachusetts Financial Services Company - To be filed by amendment
12.	Subadvisory Agreement between New York Life Investment Management LLC and Pacific Investment Management Company LLC - To be filed by amendment
13.	Subadvisory Agreement between New York Life Investment Management LLC and T. Rowe Price Associates, Inc. - To be filed by amendment
14.	Subadvisory Agreement between New York Life Investment Management LLC and Van Eck Associates Corporation - To be filed by amendment

e.	Underwriting Contracts

1.	Distribution and Service Agreement between MainStay VP Funds Trust and NYLIFE Distributors LLC dated April 29, 2011 – Previously filed with Post-Effective Amendment No. 56 on April 29, 2011

 f.         Not Applicable

g.         Custodian Agreements

1.
Amended and Restated Master Custodian Agreement with State Street Bank and Trust Company dated January 1, 2011 – Previously filed with Post-Effective Amendment No. 9 to MainStay Funds Trust’s Registration Statement on February 28, 2011*

a.	First Amendment dated April 29, 2011 to the Amended and Restated Master Custodian Agreement - Previously filed with Post-Effective Amendment No. 56 on April 29, 2011
2.
Amended and Restated Master Delegation Agreement with State Street Bank and Trust Company dated January 1, 2011 –  Previously filed with Post-Effective Amendment No. 9 to MainStay Funds Trust’s Registration Statement on February 28, 2011*

a.	First Amendment dated April 29, 2011 to the Amended and Restated Master Delegation Agreement - Previously filed with Post-Effective Amendment No. 56 on April 29, 2011

h.          Other Material Contracts

1.
Amended and Restated Fund Participation Agreement between and among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc. and New York Life Investment Management LLC dated June 30, 2010 – Previously filed with Post-Effective Amendment No. 56 on April 29, 2011

a.	Assignment and Amendment dated April 29, 2011 – Previously filed with Post-Effective Amendment No. 56 on April 29, 2011
2.	Form of Stock License Agreement relating to the use of the New York Life name and service marks - Previously filed as Exhibit (h)(2) to Post-Effective Amendment No. 28 filed on April 14, 2000*
3.
Administration Agreement between MainStay VP Series Fund, Inc. and New York Life Insurance and Annuity Corporation – Previously filed as Exhibit (h)(3) to Post-Effective Amendment No. 30 filed on April 13, 2001*

a.	Form of Substitution Agreement substituting NYLIM for NYLIAC – filed as Exhibit (h)(3)(a) to Post-Effective Amendment No. 30 filed on April 13, 2001*
b.	Administration Agreement Supplements – Previously filed as Exhibit (h)(4) to Post-Effective Amendment No. 41 filed on April 5, 2005*

i.         Legal Opinions

1.	Legal Opinion of Dechert LLP – To be filed by amendment

j.          Other Opinions

1.	Consent of Independent Registered Public Accounting Firm – Previously filed with Post Effective Amendment No. 55 filed on April 14, 2011*

k.          Not applicable

l.          Not applicable

m.          Rule 12b-1 Plan

1.	Distribution and Service Plan dated April 29, 2011 – Previously filed with Post-Effective Amendment No. 56 on April 29, 2011

n.          Rule 18f-3 Plans

1.	Rule 18f-3 Plan dated April 29, 2011 – Previously filed with Post-Effective Amendment No. 56 on April 29, 2011

p.          Codes of Ethics

1.	Code of Ethics of the Registrant – Previously filed with Post-Effective Amendment No. 56 on April 29, 2011
2.	MacKay Shields LLC Amended and Restated Code of Ethics dated January 2011 – Previously filed with Post-Effective Amendment No. 55 filed on April 14, 2011*
3.	New York Life Investment Management Holdings LLC Code of Ethics dated January 2011 – Previously filed with Post-Effective Amendment No. 55 filed on April 14, 2011*
4.	Institutional Capital LLC Code of Ethics, as amended and restated, dated January 2009 – Previously filed with Post-Effective Amendment No. 55 filed on April 14, 2011*
5.	Nuveen Investments Inc., including Winslow Capital Management Inc., dated January 2011 – Previously filed with Post-Effective Amendment No. 55 filed on April 14, 2011*
6.	Epoch Holding Corporation Code of Ethics and Business Conduct, as amended, dated December 2009 – Previously filed with Post-Effective Amendment No. 55 filed on April 14, 2011*
7.	Dimensional Fund Advisors LP's Code of Ethics - To be filed by amendment
8.	DuPont Capital Management Corporation's Code of Ethics - To be filed by amendment
9.	Eagle Asset Management, Inc.'s Code of Ethics - To be filed by amendment
10.	Janus Capital Management LLC's Code of Ethics - To be filed by amendment
11.	Massachusetts Financial Services Company's Code of Ethics - To be filed by amendment
12.	Pacific Investment Management Company LLC's Code of Ethics - To be filed by amendment
13.	T. Rowe Price Associates, Inc.'s Code of Ethics - To be filed by amendment
14.	Van Eck Associates Corporation's Code of Ethics - To be filed by amendment

Other Exhibits:

1.  Powers of Attorney – Previously filed with Post Effective Amendment No. 55 filed on April 14, 2011*

_____________________
* Incorporated herein by reference

Item 29. PERSONS CONTROLLED OR UNDER COMMON CONTROL WITH REGISTRANT

Shares of the MainStay VP Funds Trust (the "Registrant") are currently offered only to separate accounts of New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), for allocation to, among others, NYLIAC Variable Annuity Separate Account-I, NYLIAC Variable Annuity Separate Account-II, NYLIAC Variable Annuity Separate Account-III , NYLIAC Variable Annuity Separate Account-IV, NYLIAC MFA Separate Account I, NYLIAC MFA Separate Account II, VLI Separate Account,  NYLIAC Variable Universal Life Separate Account-I, NYLIAC Variable Universal Life Separate Account-II, Corporate Sponsored Variable Universal Life Separate Account I, Private Placement Variable Universal Life Separate Account I and Private Placement Variable Universal Life Separate Account II (the "Variable Separate Accounts"). The Variable Separate Accounts are segregated asset accounts of NYLIAC. NYLIAC has provided the initial investment in the Variable Separate Accounts; and its affiliates, New York Life Investment Management LLC, MacKay Shields, LLC. Madison Square Investors LLC and Institutional Capital LLC, serve as investment advisers to the Portfolios.

The following chart indicates the persons controlled by New York Life. Ownership is 100% unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly.

Name of Organization (Jurisdiction)1

The MainStay Funds2 (Massachusetts)
Eclipse Funds, Inc.2 (Maryland)
Eclipse Funds2 (Massachusetts)
MainStay VP Funds Trust2 (Delaware)

MainStay Funds Trust2 (Delaware)

New York Life Investment Management Holdings LLC (Delaware)
MacKay Shields LLC (Delaware)
MacKay Shields Core Plus Opportunities Fund GP LLC (Delaware)
MacKay Municipal Managers Opportunities GP LLC (Delaware)
MacKay Municipal Managers Credit Opportunities GP LLC (Delaware)
MacKay Shields High Yield Active Core Fund GP LLC (Delaware)
MacKay Shields Credit Strategy Fund Ltd (Cayman Islands)
MacKay Shields Defensive Bond Arbitrage Fund Ltd. (Bermuda)
MacKay Shields Core Plus Opportunities Fund Ltd. (Cayman Islands)
MacKay Shields General Partner (L/S) LLC (Delaware)
MacKay Shields Credit Strategy Partners LP (Delaware)
MacKay Shields Statutory Trust High Yield Corporate Bond Series (Connecticut)
Madison Capital Funding LLC (Delaware)
MCF Co-Investment GP, LLC
MCF Capital Management LLC
MCF Fund I LLC (Delaware)
Madison Square Investors LLC
Madison Square Investors Large-Cap Enhanced Index Fund GP, LLC (Delaware)
Madison Square Investors Asian Equity Market Neutral Fund GP, LLC (Delaware)
Madison Square Investors Asian Equity Market Neutral Master Fund Ltd. (Cayman Is.)
Madison Square Investors European Equity Market Neutral Fund GP, LLC (Delaware)
McMorgan & Company LLC (Delaware)
NYLCAP Manager LLC (Delaware)
New York Life Capital Partners, LLC (Delaware)
New York Life Capital Partners II, LLC (Delaware)
New York Life Capital Partners III GenPar GP, LLC (Delaware)
NYLIM Mezzanine GenPar GP, LLC (Delaware)
NYLIM Mezzanine Partners II GenPar GP, LLC (Delaware)

NYLCAP India Funding LLC (Delaware)
NYLCAP India Funding III LLC (Delaware)
NYLCAP 2010 Co-Invest GenPar GP, LLC (Delaware)
New York Life Capital Partners IV GenPar GP, LLC (Delaware)
NYLCAP Canada GenPar Inc. (Canada)
NYLCAP Mezzanine Partners III GenPar GP, LLC (Delaware)
NYLCAP Select Manager GenPar GP, LLC (Delaware)
NYLIM Service Company LLC (Delaware)
New York Life Investment Management LLC (Delaware)
NYLIM GP, LLC (Delaware)
NYLIM Fund II GP, LLC (Delaware)

New York Life Investment Management (U.K.) Limited (United Kingdom)
NYLIM-GCR Fund I LLC (Delaware)

NYLIM U.S. Core Equity Market Neutral Fund GP LLC (Delaware)

NYLIFE Distributors LLC (Delaware)
NYLIM Real Estate Inc. (Delaware)
NYLCAP Holdings (Mauritius) (Mauritius)
Institutional Capital LLC (Delaware)
New York Life Insurance and Annuity Corporation (Delaware)
Pacific Square Investments LLC (Delaware)
29 Park Investments No. 2 Limited (Cayman Islands)
New York Life International LLC (Delaware)
New York Life Insurance Taiwan Corporation (Taiwan)
Maxima S.A. AFJP . (Argentina) (40%)
SEAF Sichuan SME Investment Fund LLC (Delaware) (39.98%)
HSBC New York Life Seguros de Vida (Argentina) S.A.3 (Argentina) (40%)

HSBC New York Life Seguros de Retiro (Argentina) S.A.3 (Argentina)(40%)
Maxima S.A. AFJP4 (40%) (Argentina)
New York Life Insurance Limited (South Korea)
New York Life Insurance Worldwide Limited (Bermuda) (96.03%)
New York Life International Holdings Limited (Mauritius) 95.4%)
Max New York Life Insurance Company Limited3(26%) (India) Servicios Corporativos SMNYL, S.A. de C.V. (Mexico) (99%) Centro de Capacitacion Monterry, A.C. (Mexico) (99.791%)
New York Life International India Fund (Mauritius) LLC (90%) (Mauritius)

NYL Cayman Holdings Ltd. (Cayman Islands)
New York Life Worldwide Capital, LLC. (Delaware)
Fianzas Monterrey, S.A. (99.95%) (Mexico)
Operadora FMA, S.A. de C.V. (99%) (Mexico)
New York Life Insurance Taiwan Corporation (Taiwan)
NYL-HK Capital Planning LLC (Delaware)
NYLIFE Thailand, Inc. (Delaware)
PMCC Ltd. (49%)(Thailand)

NYL Data Center Limited ((99.97%) (Thailand)
NYLI-VB Asset Management Co. (Mauritius) LLC (90%) (Mauritius)
Siam Commercial New York Life Insurance Public Company Limited (47.33%) (Thailand)
Seguros Monterrey New York Life, S.A. de C.V.(99.996%) (Mexico)
Administradora de Conductyos SMNYL, S.A. de C.V. (Mexico) (99%)
NYL Cayman Ltd. (Cayman Islands)
NYLIFE LLC (Delaware)
Eagle Strategies Corp. (Arizona)
Express Scripts, Inc.4 (7.13%) (Delaware)
New York Life Capital Corporation (Delaware)
Monetary Research Limited (Bermuda) NYL Management Limited (United Kingdom)
New York Life Trust Company (New York)
NYL Executive Benefits LLC (Delaware)
NYLIFE Securities LLC (Delaware)
NYLINK Insurance Agency Incorporated (Delaware)
NYLUK I Company (United Kingdom)
NYLUK II Company (United Kingdom)
Gresham Mortgage (United Kingdom)
W Construction Company (United Kingdom)
WUT (United Kingdom)
WIM (AIM) (United Kingdom)
NYLIFE Insurance Company of Arizona (Arizona)
Biris Holdings LLC (Delaware)
Silver Spring, LLC (Delaware)
Haier New York Life Insurance Company Limited (PRC) (China) (50%)3
NYL Wind Investments LLC (Delaware)
29 Park Investments no. 1 Ltd. (Cayman Islands)
NYLIFE Real Estate Holdings, LLC (Delaware) Huntsville NYL LLC (Delaware)
NYLMDC – King of Prussia, LLC
NYMH – Attleboro MA, LLC
NYMH – Ennis GP, LLC
NYMH – Farmingdale New York, NY LLC
NYMH – Houston GP, LLC
NYMH – Freeport GP, LLC
NYMH – Plano GP, LLC
NYMH – San Antonio GP, LLC
NYMH – Stephenville GP, LLC
NYMH – Taylor GP, LLC
SCP 2005-C21-002 LLC (Delaware)

SCP 2005-C21-003 LLC (Delaware)
SCP 2005-C21-006 LLC (Delaware)
SCP 2005-C21-007 LLC (Delaware)
SCP 2005-C21-008 LLC (Delaware)
SCP 2005-C21-009 LLC (Delaware)
SCP 2005-C21-017 LLC (Delaware)
SCP 2005-C21-018 LLC (Delaware)
SCP 2005-C21-021 LLC (Delaware)
SCP 2005-C21-025 LLC (Delaware)
SCP 2005-C21-031 LLC (Delaware)
SCP 2005-C21-036 LLC (Delaware)
SCP 2005-C21-041 LLC (Delaware)
SCP 2005-C21-043 LLC (Delaware)
SCP 2005-C21-044 LLC (Delaware)
SCP 2005-C21-048 LLC (Delaware)
SCP 2005-C21-061 LLC (Delaware)
SCP 2005-C21-063 LLC (Delaware)
SCP 2005-C21-067 LLC (Delaware)
SCP 2005-C21-069 LLC (Delaware)
SCP 2005-C21-070 LLC (Delaware)

1
By including the indicated organizations in this list, New York Life is not stating or admitting that said organizations are under its actual control.  Information provided in this list is as of October 31, 2010.

2
These entities are registered investment companies for which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services.  They are not subsidiaries of New York Life but are included for informational purposes only.

3	This entity is included in this listing for informational purposes only. It is New York Life’s position that neither New York Life nor any of its affiliates controls this entity.
4
Includes shares owned directly by New York Life.  This entity is included in this listing for informational purposes only.  It is New York Life’s position that neither New York Life nor any of its affiliates controls this entity.

*This list does not serve as an admission that the Registrant considers all of these to be “affiliates”

ITEM 30. INDEMNIFICATION

New York Life maintains Directors & Officers Liability insurance coverage. The policy covers the Directors, Officers, and Trustees of New York Life, its subsidiaries and certain affiliates, including MainStay Funds Trust (the “Registrant”). Subject to the policy's terms, conditions, deductible and retentions, Directors, Officers and Trustees are covered for claims made against them while acting in their capacities as such. The primary policy is issued by Zurich-American Insurance Company, and the excess policies are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.

Article VII of Registrant's Declaration of Trust states as follows:

Section 3. Indemnification.

(a)           For purposes of this Section 3 and Section 5 of this Article VII and any related provisions of the By-laws, “Agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; “Proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b)           Subject to the exceptions and limitations contained in this Section, as well as any procedural requirements set forth in the By-Laws:

(i)           every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee or officer, and against amounts paid or incurred by him in the settlement thereof;

(ii)           every Person who is, has been, or becomes an Agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been an Agent, and against amounts paid or incurred by him in the settlement thereof;

(iii)           every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any Proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having held such Other Position, and against amounts paid or incurred by him in the settlement thereof;

(c)           Without limitation of the foregoing and subject to the exceptions and limitations set forth in this Section, as well as any procedural requirements set forth in the By-Laws, the Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any Proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act.

(d)           No indemnification shall be provided hereunder to any Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (collectively, “Disabling Conduct”) or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(e)           With respect to any Proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the Proceeding was brought, no indemnification shall be provided to a Trustee, officer, Agent or other Person unless there has been a dismissal of the Proceeding by the court or other body before which it was brought for insufficiency of evidence of any Disabling Conduct with which such Trustee, officer, Agent or other Person has been charged or a determination that such Trustee, officer, Agent or other Person did not engage in Disabling Conduct:

(i)           by the court or other body before which the Proceeding was brought;

(ii)          by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the Proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)         by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(f)           The Trust’s financial obligations arising from the indemnification provided herein or in the By-Laws (i) may be insured by policies maintained by the Trust; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Person may now or hereafter be entitled; and (iv) shall continue as to a Person who has ceased to be subject to indemnification as provided in this Section as to acts or omissions that occurred while the Person was indemnified as provided herein and shall inure to the benefit of the heirs, executors and administrators of such Person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, may be entitled, and other persons may be entitled by contract or otherwise under law.

(g)           Expenses of a Person entitled to indemnification hereunder in connection with the defense of any Proceeding of the character described in paragraphs (a) and (b) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Person will be found entitled to indemnification under Section 3.

Section 5. Insurance.

The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Person entitled to indemnification from the Trust in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity entitling him or her to indemnification hereunder.

In addition, each Trustee has entered into a written agreement with the Registrant pursuant to which the Registrant is contractually obligated to indemnify the Trustees to the fullest extent permitted by law and by the Declaration of Trust and Bylaws of the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISOR

New York Life Investment Management LLC ("New York Life Investments”) acts as the investment adviser for each series of the following open-end registered management investment companies:  Eclipse Funds, Eclipse Funds Inc., MainStay Funds Trust, MainStay VP Funds Trust and The MainStay Funds.

Certain information on each executive officer of New York Life Investments is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years of the Funds for his or her own account or in the capacity of director, officer, partner or trustee. New York Life Investments’ address is 51 Madison Avenue, New York, NY 10010.

NAME	POSITION(S) WITH NEW YORK LIFE INVESTMENT MANAGEMENT LLC	OTHER BUSINESS
John Y. Kim	Chairman of the Board, Chairman and Chief Executive Officer
Executive Vice President and Member of the Executive Management Committee, New York Life Insurance Company; Chairman of the Board , Chairman and Chief Executive Officer, New York Life Investment Management Holdings, LLC; Manager, Member of the Audit Committee and Compensation Committee, Madison Capital Funding LLC, Madison Square Investors LLC, McMorgan & Company LLC, MacKay Shields LLC, NYLCAP Manager LLC and Institutional Capital LLC; Chief Executive Officer, NYLIFE Distributors LLC; Executive Vice President, NYLIFE Insurance Company of Arizona and New York Life Insurance and Annuity Corporation; Trustee of Eclipse Funds, MainStay Funds Trust and the MainStay Funds; Director of Eclipse Funds Inc. and MainStay VP Funds Trust; Manager of Private Advisors, L.L.C.

NAME	POSITION(S) WITH NEW YORK LIFE INVESTMENT MANAGEMENT LLC	OTHER BUSINESS
Theodore A. Mathas	Manager; Chairman of the Compensation Committee
Chairman and Member of New York Life Foundation; Chairman of the Board, Chairman and President and Chairman of the Executive Committee of New York Life Insurance and Annuity Corporation; Manager and Chairman of the Compensation Committee of New York Life International, LLC; Manager and Chairman of the Compensation Committee of New York Life Investment Management Holdings

Michael E. Sproule	Manager, Chairman of the Audit Committee
Director of NYLUK I Company, NYLUK II Company and GreshamMortgage; Manager of New York Life Investment Management Holdings LLC and NYLIFE LLC; Manager, Chairman of the Audit Committee and Member of the Investment Committee of New York Life International, LLC; Director and Member of the Executive Committee and Audit Committee of New York Life Insurance and Annuity Corporation; Executive Vice President, Chief Financial Officer and Member of the Executive Management Committee of New York Life Insurance Company; Manager and Chairman of the Audit Committee of McMorgan & Company LLC, Madison Square Investors LLC; Madison Capital Funding LLC; MacKay Shields LLC and Institutional Capital LLC

Frank J. Ollari	Executive Vice President
Executive Vice President of New York Life Investment Management Holdings LLC; Manager and Member of the Audit Committee of NYLCAP Manager LLC; Director of NYLIM Real Estate Inc.; Senior Vice President of NYLIFE Insurance Company of Arizona; Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Company; Manager of Madison Capital Funding LLC

Stephen P. Fisher	Senior Managing Director; Chief Marketing Officer
Manager, President and Chief Operating Officer of NYLIFE Distributors LLC; Chairman of the Board of NYLIM Service Company LLC; President of The Mainstay Funds, Eclipse Funds, Eclipse Funds Inc., Mainstay VP Funds Trust and MainStay Funds Trust; Director and Chairman of the Product and Annuity Rate Committees of New York Life Insurance and Annuity Corporation

Alison H. Micucci	Senior Managing Director	Senior Managing Director of NYLIFE Distributors LLC; Director and Member of the Executive, Examining and Audit and Management and Investment Committees of New York Life Trust Company
Susan L. Paternoster	Senior Managing Director; Head of Information Technology	None

NAME	POSITION(S) WITH NEW YORK LIFE INVESTMENT MANAGEMENT LLC	OTHER BUSINESS
George S. Shively	Senior Managing Director; General Counsel; Secretary
Senior Managing Director, General Counsel and Secretary of New York Life Investment Management Holdings LLC; Senior Vice President and Associate General Counsel of New York Life Insurance Company; Assistant Secretary of Institutional Capital LLC; Secretary of MacKay Shields LLC; Assistant Secretary of Madison Capital Funding LLC, Madison Square Investors LLC and McMorgan & Company LLC

Jefferson C. Boyce	Senior Managing Director
Director and Member of the Executive, and Management and Investment Committees of New York Life Trust Company; Senior Managing Director - New York Life Relationship Management of NYLIFE Distributors LLC; Senior Vice President of New York Life Insurance Company; Senior Vice President – Investments of New York Life Foundation

Thomas A. Clough	Senior Managing Director
Chairman of the Board and Member of the Executive Committee and  Examining and Audit Committee and Chairman of the Management and Investment Committee of New York Life Trust Company; Senior Managing Director – Retirement Plan Services of NYLIFE Distributors LLC; Senior Vice President of New York Life Insurance Company

Allan Dowiak	Senior Managing Director and Head of Human Resources	Senior Managing Director and Head of Human Resources of New York Life Investment Management Holdings LLC
Anthony R. Malloy	Senior Managing Director
Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Company; Senior Vice President of NYLIFE Insurance Company of Arizona; Senior Managing Director of New York Life Investment Management Holdings LLC; Manager of NYL Wind Investments LLC; Chairman of the Board, Member of the Audit Committee and Chairman of the Compensation Committee of Madison Capital Funding LLC; Manager of MacKay Shields LLC

Donald A. Salama	Senior Managing Director and Chief Strategy Officer	None
John E. Schumacher	Senior Managing Director
Manager and Chairman of NYLCAP Manager LLC; Principal of New York Life Capital Partners II, L.L.C.; Director of NYLCAP Holdings (Mauritius); Chief Executive Officer of New York Life Capital Partners III Genpar GP, LLC; Principal of New York Life Capital Partners L.L.C.; Chief Executive Officer of NYLIM Mezzanine GenPar GP, LLC; Chief Executive Officer of NYLCAP Mezzanine Partners III GenPar GP, LLC;  Sole Director and Chief Executive Officer of NYLCAP III RBG Corp. and NYLCAP III-A RBG Corp.; Manager of NYLIM-JB Asset Management Co. (Mauritius) LLC and Alternate Director of NYLIM- Jacob Ballas Asset Management Co. III LLC

Richard C. Schwartz	Senior Managing Director	Investment Officer of New York Life Trust Company; Senior Vice President of New York Life Insurance Company

NAME	POSITION(S) WITH NEW YORK LIFE INVESTMENT MANAGEMENT LLC	OTHER BUSINESS
Thomas M. Haubenstricker	Senior Managing Director
Manager and Chief Executive Officer of NYLCAP Manager LLC; Principal of New York Life Capital Partners, LLC and New York Life Capital Partners II, LLC; Executive Vice President of New York Life Capital Partners III GenPar GP, LLC, NYLCAP III RBG Corp., NYLCAP III-A RBG Corp. and NYLCAP Mezzanine Partners III GenPar GP, LLC; Manager of NYLCAP Mezzanine III Luxco S.a.r.l.; Director of New York Life Investment Management (U.K.) Limited; Alternate Director of NYLCAP Holdings (Mauritius); Manager of NYLIM – Jacob Ballas Asset Management Co. III LLC and NYLIM – JB Asset Management Co. (Mauritius) LLC; Manager of Private Advisors, L.L.C.

Mark W. Talgo	Senior Managing Director
President and Member of the Investment Committee of NYLIM Fund II GP, LLC; Director and President of NYLIM Real Estate Inc.; Executive Vice President of McMorgan & Company LLC; Senior Vice President of NYLIFE Insurance Company of Arizona; Senior Vice President of New York Life Insurance and Annuity Corporation; Senior Vice President of New York Life Insurance Company; Director of NYL Management Limited

Julia A. Warren	Senior Managing Director and Chief Risk Officer	Senior Managing Director and Chief Risk Officer of New York Life Investment Management Holdings LLC
Sara L. Badler	Senior Managing Director and Head of Legal and Compliance	Senior Managing Director and Chief Legal and Compliance Officer of New York Life Investment Management Holdings LLC
Yie-Hsin Hung	Senior Managing Director and Head of Alternative Scale Businesses
Senior Managing Director and Head of Alternative Scale Businesses of New York Life Investment Management Holdings LLC; Chairman of the Board and Chairman of the Compensation Committee of NYLCAP Manager LLC; Manager of Private Advisors, L.L.C.

Drew E. Lawton	Senior Managing Director and Head of Traditional Scale Businesses
Senior Managing Director and Head of Traditional Scale Businesses of New York Life Investment Management Holdings LLC; Chairman of the Board and Chairman of the Compensation Committee of Institutional Capital LLC, MacKay Shields LLC, Madison Square Investors LLC and McMorgan & Company LLC

Barry A. Schub	Manager and Member of the Compensation Committee
Senior Vice President and Chief Human Resources Officer of New York Life Insurance Company; Manager and Member of the Compensation Committee of New York Life International, LLC; Manager and Member of the Compensation Committee of New York Life Investment Management Holdings LLC

John A. Cullen	Manager and Member of the Audit Committee
Senior Vice President, Controller and Chief Accounting Officer of New York Life Insurance Company; Manager and Chairman of the Audit Committee of Eagle Strategies LLC, NYLCAP Manager LLC, NYLIFE Distributors LLC, NYLIFE Securities LLC, NYLIM Service Company LLC; Senior Vice President of New York Life Insurance and Annuity  Corporation; Manager and Member of the Audit Committee of New York Life International, LLC; Director and Chairman of the Examining and Audit Committee of New York Life
Trust Company; Director and Senior Vice President of
NYLIFE Insurance Company of Arizona; Director of NYLINK Insurance Agency; Manager of NYL Executive Benefits LLC; Chief Financial Officer of NYL Wind Investments LLC

John M. Grady	Senior Managing Director and Chief Financial Officer
Senior Managing Director and Chief Financial Officer of New York Life Investment Management Holdings LLC;
Chairman and President of New York Life Capital Corporation; Manager of Private Advisors, L.L.C.

Maureen McFarland	Senior Managing Director	None

With respect to information regarding the Subadvisors, reference is hereby made to “The Fund and its Management – Who Manages Your Money?” in the Prospectus. For information as to the business, profession, vocation or employment of a substantial nature of the officers and directors of the Subadvisors, reference is made to the current Form ADVs of the Subadvisors filed under the Investment Advisers Act of 1940, incorporated herein by reference and the file numbers of which are as follows:

Dimensional Fund Advisors LP	Massachusetts Financial Services Company
File No. 801-16283	File No. 801-17352
DuPont Capital Management Corporation	Pacific Investment Management Company LLC
File No. 801-44730	File No. 801-48187
Eagle Asset Management, Inc.	T. Rowe Price Associates, Inc.
File No. 801-21343	File No. 801-856
Janus Capital Management LLC	Van Eck Associates Corporation.
File No. 801-13991	File No. 801-21340

Item 32. PRINCIPAL UNDERWRITERS

a.	Inapplicable
b.	Inapplicable
c.	Inapplicable

Item 33. LOCATION OF ACCOUNTS AND RECORDS

Certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are maintained at the offices of the Registrant, the Manager and NYLIFE Distributors LLC, 169 Lackawanna Avenue, Parsippany, NJ 07054. Records relating to the Registrant's custodian are maintained by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111-2900.

Item 34. MANAGEMENT SERVICES

Inapplicable.

Item 35. UNDERTAKINGS

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 62 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany in the State of New Jersey, on the 15th  day of December, 2011.

MAINSTAY VP FUNDS TRUST

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on December 15, 2011.

SIGNATURE	TITLE

/s/ Stephen P. Fisher	President and Principal Executive Officer
Stephen P. Fisher

/s/ Susan B. Kerley*	Trustee and Chairman of the Board
Susan B. Kerley

/s/ John Y. Kim*	Trustee
John Y. Kim

/s/ Alan R. Latshaw*	Trustee
Alan R. Latshaw

/s/ Peter Meenan*	Trustee
Peter Meenan

/s/ Richard H. Nolan, Jr.*	Trustee
Richard H. Nolan, Jr.

/s/ Richard S. Trutanic*	Trustee
Richard S. Trutanic

/s/ Roman L. Weil*	Trustee
Roman L. Weil

/s/ John A. Weisser*	Trustee
John A. Weisser

/s/ Jack R. Benintende	Treasurer and Principal Financial
Jack R. Benintende	and Accounting Officer

By: /s/ J. Kevin Gao
J. Kevin Gao
As Attorney-in-Fact

* Pursuant to Powers of Attorney previously filed